Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Current Liabilities [Abstract]
Schedule of other current liabilities
	December 31,
	2022	2021
	U.S. Dollars (in thousands)

Commissions	18,048	15,967
Advances from customers and deferred revenues	12,825	10,837
Accrued employee compensation and other related benefits	11,941	10,923
Government institutions and income tax payable	7,991	11,566
Accrued warranty costs (1)	3,161	3,265
Accrued expenses	1,570	2,561
Operating lease obligations (See Note 2(V))	1,297	1,018

	56,833	56,137

(1)	Changes in the accrued warranty costs are as follows:

Schedule of changes in product warranty obligation
	Year Ended December 31,
	2022	2021	2020
	U.S. Dollars (in thousands)
Beginning of year	3,265	2,328	1,723
Accruals	5,823	6,333	3,667
Usage	(5,927)	(5,396)	(3,062)

Balance at end of year	3,161	3,265	2,328